S000022496 [Member] Investment Objectives and Goals - iShares MSCI All Country Asia ex Japan ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF Ticker: AAXJStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan.